UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002
                                                --------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                  -------------------------
  This Amendment (Check only one.):            [  ]   is a restatement.
                                               [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
              ------------------------------------------------------------------
Address:       1550 Utica Avenue South, Suite 950
              ------------------------------------------------------------------
               Minneapolis, Minnesota 55416
              ------------------------------------------------------------------

Form 13F File Number:  28- 2786
                           ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
              ------------------------------------------------------------------
Title:         Vice Chairman
              ------------------------------------------------------------------
Phone:         (952) 541-0677
              ------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt            Minneapolis, Minnesota           January 24, 2003
-------------------            ----------------------           ----------------
[Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                                 -------------------------------

Form 13F Information Table Entry Total:           64
                                                 -------------------------------

Form 13F Information Table Value Total:          $ 161,204
                                                  ------------------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

                COLUMN 1                 COLUMN 2      COLUMN 3       COLUMN 4                 COLUMN 5                    COLUMN 6
--------------------------------        ----------    ----------     ----------     ---------------------------------     ----------
                                         TITLE OF                       VALUE        SHRS OR       SH/       PUT/         INVESTMENT
             NAME OF ISSUER                CLASS        CUSIP         (x$1000)       PRN AMT       PRN       CALL         DISCRETION
--------------------------------        ----------    ----------     ----------     ----------     ---     ----------     ----------
ACCREDO HEALTH                           COMMON        00437V104        1,257          35,650       SH                  Sole
AKSYS LTD COM                            COMMON        010196103          315          59,400       SH                  Sole
ALIGN TECHNOLOGY INC COM                 COMMON        016255101        1,111         402,400       SH                  Sole
ALLSCRIPTS HLTHCAR SOL COM               COMMON        01988p108        1,866         780,800       SH                  Sole
ANTEON INTL CORP COM                     COMMON        03674E108        1,111          46,300       SH                  Sole
AOL TIME WARNER INC                      COMMON        00184a105        6,236         476,000       SH                  Sole
AT&T CORP COM WIRLES GRP                 COMMON        00209a106        8,225       1,455,800       SH                  Sole
ATS MED INC COM                          COMMON        002083103          149         331,800       SH                  Sole
BED BATH & BEYOND INC                    COMMON        075896100          798          23,100       SH                  Sole
BIOSPHERE MEDICAL INC COM                COMMON        09066V103        2,745         416,500       SH                  Sole
CABLEVISION SYS CORP CL A                COMMON        12686C109        2,593         154,900       SH                  Sole
CHARTER COMMUNCTNS DEL CL A              COMMON        16117m107        5,293       4,485,700       SH                  Sole
CHECKFREE CORP NEW COM                   COMMON        162813109        2,352         147,000       SH                  Sole
CHEESECAKE FACTORY                       COMMON        163072101          398          11,000       SH                  Sole
CLEAR CHANNEL COMMUN COM                 COMMON        184502102        4,713         126,400       SH                  Sole
COMCAST CORP CL A SPL                    COMMON        20030N200        9,673         428,200       SH                  Sole
CONCURRENT COMPUTR NEW COM               COMMON        206710204          376         130,600       SH                  Sole
COSTCO WHSL CORP NEW COM                 COMMON        22160k105        1,249          44,500       SH                  Sole
COX COMMUNICATIONS NEW CL A              COMMON        224044107        2,888         101,700       SH                  Sole
DICKS SPORTING GOODS COM                 COMMON        253393102          321          16,700       SH                  Sole
ECHOSTAR COMMNTNS                        COMMON        278762109        2,121          95,300       SH                  Sole
EMULEX CORP COM NEW                      COMMON        292475209        1,670          90,000       SH                  Sole
ENCORE ACQUISITION CO COM                COMMON        29255W100        1,369          74,300       SH                  Sole
EXPRESS SCRIPTS INC COM                  COMMON        302182100          288           6,000       SH                  Sole
FAMOUS DAVES AMER INC                    COMMON        307068106        2,536         806,500       SH                  Sole
GAMESTOP                                 COMMON        36466R101          369          37,700       SH                  Sole
GENENTECH INC COM NEW                    COMMON        368710406        3,107          93,700       SH                  Sole
GIVEN IMAGING ORD SHS                    COMMON        M52020100        1,520         164,100       SH                  Sole
GM HUGHES ELECTRONIC                     COMMON        370442832        6,403         598,400       SH                  Sole
HARMAN INTL INDS INC COM                 COMMON        413086109        1,089          18,300       SH                  Sole
HERLEY INDS                              COMMON        427398102          392          22,500       SH                  Sole
HOME DEPOT INC                           COMMON        437076102        5,366         223,400       SH                  Sole
HUMANA INC COM                           COMMON        444859102        1,366         136,600       SH                  Sole
I2 TECHNOLOGIES INC                      COMMON        465754109          327         284,700       SH                  Sole
ICOS CORP COM                            COMMON        449295104          522          22,300       SH                  Sole
IDEC PHARMACEUTICALS COM                 COMMON        449370105        1,605          48,400       SH                  Sole
IMMERSION CORP                           COMMON        452521107        1,791       1,530,500       SH                  Sole
INSIGHT COMMUNICATIONS CL A              COMMON        45768V108          186          15,000       SH                  Sole


[WIDE TABLE CONTINUED FROM ABOVE]

                                         COLUMN 7                COLUMN 8
--------------------------------        ----------     ----------------------------
                                          OTHER              VOTING AUTHORITY
             NAME OF ISSUER              MANAGERS       SOLE      SHARED      NONE
--------------------------------        ----------     ------     ------     ------
ACCREDO HEALTH                                              35,650
AKSYS LTD COM                                               59,400
ALIGN TECHNOLOGY INC COM                                   402,400
ALLSCRIPTS HLTHCAR SOL COM                                 780,800
ANTEON INTL CORP COM                                        46,300
AOL TIME WARNER INC                                        476,000
AT&T CORP COM WIRLES GRP                                 1,455,800
ATS MED INC COM                                            331,800
BED BATH & BEYOND INC                                       23,100
BIOSPHERE MEDICAL INC COM                                  416,500
CABLEVISION SYS CORP CL A                                  154,900
CHARTER COMMUNCTNS DEL CL A                              4,485,700
CHECKFREE CORP NEW COM                                     147,000
CHEESECAKE FACTORY                                          11,000
CLEAR CHANNEL COMMUN COM                                   126,400
COMCAST CORP CL A SPL                                      428,200
CONCURRENT COMPUTR NEW COM                                 130,600
COSTCO WHSL CORP NEW COM                                    44,500
COX COMMUNICATIONS NEW CL A                                101,700
DICKS SPORTING GOODS COM                                    16,700
ECHOSTAR COMMNTNS                                           95,300
EMULEX CORP COM NEW                                         90,000
ENCORE ACQUISITION CO COM                                   74,300
EXPRESS SCRIPTS INC COM                                      6,000
FAMOUS DAVES AMER INC                                      806,500
GAMESTOP                                                    37,700
GENENTECH INC COM NEW                                       93,700
GIVEN IMAGING ORD SHS                                      164,100
GM HUGHES ELECTRONIC                                       598,400
HARMAN INTL INDS INC COM                                    18,300
HERLEY INDS                                                 22,500
HOME DEPOT INC                                             223,400
HUMANA INC COM                                             136,600
I2 TECHNOLOGIES INC                                        284,700
ICOS CORP COM                                               22,300
IDEC PHARMACEUTICALS COM                                    48,400
IMMERSION CORP                                           1,530,500
INSIGHT COMMUNICATIONS CL A                                 15,000

                COLUMN 1                 COLUMN 2      COLUMN 3       COLUMN 4                 COLUMN 5                    COLUMN 6
--------------------------------        ----------    ----------     ----------     ---------------------------------     ----------
                                         TITLE OF                       VALUE        SHRS OR       SH/       PUT/         INVESTMENT
             NAME OF ISSUER                CLASS        CUSIP         (x$1000)       PRN AMT       PRN       CALL         DISCRETION
--------------------------------        ----------    ----------     ----------     ----------     ---     ----------     ----------
INTEGRATED DEFENSE TEC                   COMMON        45819B101        1,411         97,300        SH                  Sole
INTEL CORP COM                           COMMON        458140100        5,775        370,900        SH                  Sole
INTUIT COM                               COMMON        461202103        3,266         69,600        SH                  Sole
INTUITIVE SURGICAL INC COM               COMMON        46120E107        1,297        210,600        SH                  Sole
KRISPY KREME DOUGHNUTS COM               COMMON        501014104          307          9,100        SH                  Sole
LINENS N THINGS INC                      COMMON        535679104          791         35,000        SH                  Sole
MEDIACOM COMMUNICATION CL A              COMMON        58446K105        5,141        583,500        SH                  Sole
MICROSOFT CORP                           COMMON        594918104        2,677        245,200        SH                  Sole
NEXTEL COMMUNICATIONS CL A               COMMON        65332v103        6,035        522,500        SH                  Sole
NEXTEL PARTNERS INC CL A                 COMMON        65333F107          853        140,500        SH                  Sole
NUMERICAL TECHNOLOGIES COM               COMMON        67053T101          413        119,400        SH                  Sole
OIL STS INTL                             COMMON        678026105        1,871        145,000        SH                  Sole
OPENWAVE SYS INC COM                     COMMON        683718100          476        237,800        SH                  Sole
PANERA BREAD CO CL A                     COMMON        69840w108          459         13,200        SH                  Sole
PFIZER                                   COMMON        717081103        9,575        313,200        SH                  Sole
PLUMTREE SOFTWARE                        COMMON        72940Q104          161         59,500        SH                  Sole
PMC-SIERRA INC                           COMMON        69344F106          329         59,100        SH                  Sole
QWEST COMMUNICATIONS COM                 COMMON        749121109          188         37,600        SH                  Sole
SCHLUMBERGER LTD COM                     COMMON        806857108        5,379        127,800        SH                  Sole
SPRINT CORP PCS COM SER 1                COMMON        852061506        2,145        489,800        SH                  Sole
SUN MICROSYSTEMS INC COM                 COMMON        866810104        6,117      1,966,800        SH                  Sole
TARGET CORP                              COMMON        87612e106        4,224        140,800        SH                  Sole
TIVO                                     COMMON        888706108          318         61,000        SH                  Sole
WEBEX INC                                COMMON        94767L109          686         45,700        SH                  Sole
WEBSENSE                                 COMMON        947684106          464         21,700        SH                  Sole
XM SATELLITE RADIO HLD CL A              COMMON        983759101        5,154      1,915,800        SH                  Sole

Totals                                                               $161,204     21,980,550


[WIDE TABLE CONTINUED FROM ABOVE

                                         COLUMN 7                COLUMN 8
--------------------------------        ----------     ----------------------------
                                          OTHER              VOTING AUTHORITY
             NAME OF ISSUER              MANAGERS       SOLE      SHARED      NONE
--------------------------------        ----------     ------     ------     ------
INTEGRATED DEFENSE TEC                                      97,300
INTEL CORP COM                                             370,900
INTUIT COM                                                  69,600
INTUITIVE SURGICAL INC COM                                 210,600
KRISPY KREME DOUGHNUTS COM                                   9,100
LINENS N THINGS INC                                         35,000
MEDIACOM COMMUNICATION CL A                                583,500
MICROSOFT CORP                                             245,200
NEXTEL COMMUNICATIONS CL A                                 522,500
NEXTEL PARTNERS INC CL A                                   140,500
NUMERICAL TECHNOLOGIES COM                                 119,400
OIL STS INTL                                               145,000
OPENWAVE SYS INC COM                                       237,800
PANERA BREAD CO CL A                                        13,200
PFIZER                                                     313,200
PLUMTREE SOFTWARE                                           59,500
PMC-SIERRA INC                                              59,100
QWEST COMMUNICATIONS COM                                    37,600
SCHLUMBERGER LTD COM                                       127,800
SPRINT CORP PCS COM SER 1                                  489,800
SUN MICROSYSTEMS INC COM                                 1,966,800
TARGET CORP                                                140,800
TIVO                                                        61,000
WEBEX INC                                                   45,700
WEBSENSE                                                    21,700
XM SATELLITE RADIO HLD CL A                              1,915,800

Totals                                                  21,980,550